Investments for Account of Policyholders - Summary of Investments for Account of Policyholders (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	€ 179,563	€ 250,390
Investments in real estate	443	563
Total investments for account of policyholders	180,006	250,953
Investment in shares [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	15,505	29,539
Investment in debt securities [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	5,694	19,821
Money market and other short-term investments - carried at fair value [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	1,263	1,482
Deposits with financial institutions [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	2,360	4,105
Investment in unconsolidated investment funds [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	154,741	191,950
Other investments [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	€ 0	€ 3,493